Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

CorLyst reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred, which are recognized as a reduction of our general and administrative operating expenses being reimbursed in our condensed consolidated statement of operations. We recorded $25,928 and $52,464 of reimbursements during the six months ended June 30, 2020 and 2019, respectively. Amounts due from CorLyst at June 30, 2020 and December 31, 2019 were $24,713 and $0, respectively.

At June 30, 2020, we also had approximately $1,700 due from certain employees for health insurance contributions. We did not have comparable a similar receivable at December 31, 2019.

Note 13 – Related Party Transactions

A stockholder, CorLyst, LLC, reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred, which are recognized as a reduction of our general and administrative operating expenses in our consolidated statements of operations. Reimbursable expenses from CorLyst totaled $103,047 and $107,402 for rent and other costs during the years ended December 31, 2019 and 2018, respectively. Amounts due from related parties at December 31, 2019 and 2018 were $0 and $21,583, respectively.

As described further in Note 7, we also entered into two separate Line of Credit Agreements with CorLyst, LLC and DKBK Enterprises, LLC, both related parties, on September 20, 2019.